SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

SCHEDULE 1—RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011AND 2012

(Amounts expressed in U.S. dollars)

RENESOLA LTD

BALANCE SHEETS

	As of December 31,
	2011	2012
ASSETS
Current assets:
Cash and cash equivalents	$31,674,461	$5,364,702
Prepaid expenses and other current assets	290,545	530,343
Derivative assets	—	177,482
Deferred convertible notes issue costs—current	784,456	784,456
Total current assets	32,749,462	6,856,983
Investment in subsidiaries	816,157,462	532,632,000
Deferred convertible notes insurance costs—non-current	2,510,211	1,725,755
Other long-term assets	—	305,556
Total assets	$851,417,135	$541,520,294
LIABILITIES AND EQUITY
Current liabilities:
Amount due to subsidiaries	$133,873,226	$60,526,078
Other current liabilities	1,949,704	2,810,984
Total current liabilities	135,822,930	63,337,062
Income tax payable	409,506	93,473
Other long-term liabilities	2,582,692	2,582,693
Convertible notes payable—non-current	111,616,000	111,616,000
Total liabilities	250,431,128	177,629,228
Equity:
Common shares (500,000,000 shares authorized at December 31, 2011 and 2012; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31, 2011; shares issued and 172,773,664 shares outstanding at December 31, 2012)	422,313,848	421,460,573
Additional paid-in capital	4,110,849	5,250,487
Treasury stock	(1,943,822)	—
Retained earnings	104,859,324	(137,656,215)
Accumulated other comprehensive income	71,645,808	74,836,221
Total equity	600,986,007	363,891,066
Total Liabilities and Equity	$851,417,135	$541,520,294

STATEMENTS OF INCOME

	Year ended December 31,
	2010	2011	2012
Cost of revenues—Product sales	$323,546	$156,416	$68,930
Gross loss	(323,546)	(156,416)	(68,930)
Operating expenses(income):
Sales and marketing	123,200	169,033	152,697
General and administrative	8,617,628	5,794,283	4,785,160
Research and development	54,409	101,350	61,724
Other operating expense (income)	383,608	(148,221)	(78,288)
Total operating expenses	9,178,845	5,916,445	4,921,293
Loss from operations	(9,502,391)	(6,072,861)	(4,990,223)
Non-operating (expense) income:
Interest income	1,350,777	917,376	28,223
Interest expense	(814,254)	(6,633,937)	(6,734,000)
Foreign exchange loss	(13,037)	(766)	(147)
Gains (losses) on derivative, net	14,248,017	(20,254,867)	(2,093,974)
Gains on repurchase of convertible notes	5,891	28,349,939	—
Total non-operating income(losses)	14,777,394	2,377,745	(8,799,898)
Income (loss) before income taxes and equity in earnings of subsidiaries	5,275,003	(3,695,116)	(13,790,121)
Income tax (expense) benefit	(124,095)	1,521,441	—
Equity in earnings (losses) of subsidiaries	163,845,178	2,506,639	(228,725,418)
Net income (loss)	$168,996,086	$332,964	$(242,515,539)

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(Amounts expressed in U.S. dollars)

	Year ended December 31,
	2010	2011	2012
Net income (loss)	$168,996,086	$332,964	$(242,515,539)
Other comprehensive income:
Foreign currency translation adjustment	17,170,111	32,421,826	3,190,413
Unrealized gains (losses) on available-for-sale investments	(2,329,761)	—	—
Cash flow hedging gains (losses)	(713,497)	—	—
Reclassification adjustment for loss included in net income	—	3,043,258	—
Other comprehensive income	14,126,853	35,465,084	3,190,413
Comprehensive income (loss)	$183,122,939	$35,798,048	$(239,325,126)

STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2010	2011	2012
Net income (loss)	$168,996,086	$332,964	$(242,515,539)
Equity in (earnings) losses of subsidiaries	(163,845,178)	(2,506,639)	228,725,418
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	332,668	881,172	784,456
Gains on early extinguishment of debt	(5,891)	(28,349,939)	—
Share-based compensation	3,934,566	4,359,540	2,221,406
(Gains) losses on derivatives	(14,248,017)	20,254,867	2,093,974

Changes in assets and liabilities :
Other long-term assets	—	—	(305,556)
Prepaid expenses and other current assets	(114,240)	(176,305)	(239,795)
Other current liabilities	1,004,699	(1,671,890)	367,088
Other long-term liabilities	(138,861)	1,610,557	—
Net cash used in operating activities	(4,084,168)	(5,265,673)	(8,868,548)
Investing activities:
Investment in subsidiaries	(37,200,000)	(33,800,000)	(12,830,520)
Loans to subsidiaries	8,842,522	—	—
Dividend received from subsidiaries	5,042,201	—	—
Net cash received from (paid for) settlement of derivatives	441,964	(11,370,796)	(1,777,265)
Net cash used in investing activities	(22,873,313)	(45,170,796)	(14,607,785)
Financing activities:

Share issuance costs refund	—	—	8,779
Proceeds from exercise of share option	3,144,061	148,744	—
Net proceeds from issuance of convertible notes	—	200,000,000	—
Cash paid for repurchase of common shares	—	(1,943,822)	—
Cash paid for insurance cost	—	(7,154,772)	—
Purchase of capped call transaction	—	(23,840,999)	—
Cash paid for repurchase of convertible notes	(32,715,276)	(57,055,127)	—
Payment of loan from subsidiaries	—	(29,235,437)	(2,842,205)
Borrowing from subsidiaries	56,740,101	—	—
Net cash provided by financing activities	27,168,886	80,918,587	(2,833,426)
Effect of exchange rate changes	(41,733)	—	—
Net increase (decrease) in cash and cash equivalents	169,672	30,482,118	(26,309,759)
Cash and cash equivalents, beginning of year	$1,022,671	$1,192,343	$31,674,461
Cash and cash equivalents, end of year	$1,192,343	$31,674,461	$5,364,702

Supplemental schedule of non-cash transactions
Conversion of debt to equity	$—	$125,160,333	$—
Capital reduction of ReneSola Singapore	$—	$—	$70,820,977

Note to Schedule 1

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.